American Funds Core Plus Bond Fund®
Investment portfolio
May 31, 2026
unaudited

Bonds, notes & other debt instruments 90.91% Corporate bonds and notes 36.65% Financials 11.24%	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	USD25	$25
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	25	25
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	75	74
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	30	29
Aon North America, Inc. 5.45% 3/1/2034	35	36
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	41	40
Apollo Debt Solutions BDC 6.70% 7/29/2031	3	3
Apollo Debt Solutions BDC 6.55% 3/15/2032 (a)	2	2
Ares Capital Corp. 7.00% 1/15/2027	50	51
Ares Capital Corp. 5.25% 4/12/2031	23	23
Ares Strategic Income Fund 5.55% 4/15/2031 (a)	53	52
Aretec Group, Inc. 7.50% 4/1/2029 (a)	15	15
Aretec Group, Inc. 10.00% 8/15/2030 (a)	13	14
Arthur J. Gallagher & Co. 5.15% 2/15/2035	30	30
Athene Global Funding 5.583% 1/9/2029 (a)	75	76
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	200	200
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	125	123
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (b)	25	22
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	111	109
Bank of Montreal 4.338% 3/19/2030 (USD-SOFR + 0.89% on 3/19/2029) (b)	75	75
Barclays Bank PLC 4.972% 5/16/2029 (3-month USD CME Term SOFR + 2.164% on 5/16/2028) (b)	200	201
Blackstone Private Credit Fund 3.25% 3/15/2027	55	54
Blackstone Private Credit Fund 6.00% 1/29/2032	10	10
Block, Inc. 6.00% 8/15/2033 (a)	55	55
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8	8
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	250	261
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	250	245
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	10	10
Brown & Brown, Inc. 5.55% 6/23/2035	40	40
Canadian Imperial Bank of Commerce 4.58% 9/8/2031 (USD-SOFR Index + 1.17% on 9/8/2030) (b)	65	65
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	50	51
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	29	30
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	35	35
Chubb INA Holdings, LLC 4.90% 8/15/2035	35	35
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	231	219
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	57	50
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	61	58
Corebridge Global Funding 4.45% 10/2/2030 (a)	60	59
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (b)	150	155
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	150	148
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	75	76
FS KKR Capital Corp. 6.125% 1/15/2030	16	16
FS KKR Capital Corp. 6.125% 1/15/2031	25	24
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	118	116
American Funds Core Plus Bond Fund — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (b)	USD50	$45
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (b)	50	50
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	120	117
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	5	5
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	23	23
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	12	12
Guardian Life Global Funding 4.916% 4/30/2033 (a)	50	50
HUB International, Ltd. 7.25% 6/15/2030 (a)	15	15
HUB International, Ltd. 7.375% 1/31/2032 (a)	15	15
Intercontinental Exchange, Inc. 4.20% 3/15/2031	50	49
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	100	92
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	120	93
Jane Street Group, LLC 7.125% 4/30/2031 (a)	2	2
Jane Street Group, LLC 6.125% 11/1/2032 (a)	10	10
Jane Street Group, LLC 6.75% 5/1/2033 (a)	3	3
Jefferies Financial Group, Inc. 5.50% 2/15/2036	87	85
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	50	49
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	125	110
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	320	311
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	40	39
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (b)	100	99
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	40	40
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	20	19
Metropolitan Life Global Funding I 4.35% 1/12/2031 (a)	150	148
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (b)	50	50
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	201	200
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	185	181
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (b)	75	75
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	200	194
Navient Corp. 5.50% 3/15/2029	35	34
Navient Corp. 9.375% 10/15/2031	75	75
Navient Corp. 5.625% 8/1/2033	40	33
OneMain Finance Corp. 3.875% 9/15/2028	30	29
OneMain Finance Corp. 6.125% 5/15/2030	100	100
OneMain Finance Corp. 6.50% 3/15/2033	30	29
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	20	20
Oxford Finance, LLC 7.75% 5/15/2031 (a)	15	15
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	3	3
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR100	120
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD110	111
PNC Financial Services Group, Inc. 4.899% 5/13/2031 (USD-SOFR + 1.333% on 5/13/2030) (b)	55	55
Progressive Corp. 4.60% 3/26/2031	5	5
RGA Global Funding 4.60% 11/25/2030 (a)	50	50
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	55	56
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	20	20
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	17	17
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	18	18
Synchrony Financial 7.25% 2/2/2033	17	18
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	50	51
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)	50	49
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	65	67
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	21	20
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	55	56
American Funds Core Plus Bond Fund — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	USD200	$203
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	35	33
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	146	134
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	250	250
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	25	26
		6,978
Consumer discretionary 4.33%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	60	62
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	15	15
Amazon.com, Inc. 4.25% 3/13/2031	25	25
Amazon.com, Inc. 4.65% 11/20/2035	30	29
Amazon.com, Inc. 4.875% 3/13/2036	111	110
Amazon.com, Inc. 5.80% 3/13/2056	29	29
AutoNation, Inc. 5.89% 3/15/2035	35	36
Booking Holdings, Inc. 5.375% 5/7/2036	20	20
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	15	15
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	30	29
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	50	50
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	80	81
Ford Motor Co. 3.25% 2/12/2032	250	222
Ford Motor Co. 6.10% 8/19/2032	40	41
Ford Motor Co. 5.291% 12/8/2046	15	13
Ford Motor Credit Co., LLC 6.798% 11/7/2028	250	259
Ford Motor Credit Co., LLC 5.80% 3/8/2029	200	203
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	200
General Motors Financial Co., Inc. 5.45% 9/6/2034	30	30
General Motors Financial Co., Inc. 5.45% 1/8/2036	250	250
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	10	10
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20	19
Home Depot, Inc. 4.95% 6/25/2034	250	251
Hyundai Capital America 5.00% 1/7/2028 (a)	100	101
Newell Brands, Inc. 6.625% 5/15/2032	30	29
Newell Brands, Inc. 7.375% 4/1/2036	30	29
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028 (a)	80	82
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	85	84
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	5	5
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (a)	25	25
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12	12
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	40	40
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	265	257
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	11	9
		2,686
Communication services 3.64%
Alphabet, Inc. 4.375% 11/15/2032	6	6
Alphabet, Inc. 4.40% 2/15/2033	7	7
Alphabet, Inc. 4.70% 11/15/2035	16	16
Alphabet, Inc. 4.80% 2/15/2036	80	79
AT&T, Inc. 4.75% 4/30/2033	50	49
AT&T, Inc. 2.55% 12/1/2033	250	212
CCO Holdings, LLC 4.25% 2/1/2031 (a)	100	91
American Funds Core Plus Bond Fund — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.50% 5/1/2032	USD2	$2
CCO Holdings, LLC 7.00% 2/1/2033 (a)	61	60
CCO Holdings, LLC 4.25% 1/15/2034 (a)	126	105
CCO Holdings, LLC 7.375% 2/1/2036 (a)	26	25
Charter Communications Operating, LLC 2.30% 2/1/2032	50	43
Charter Communications Operating, LLC 6.55% 6/1/2034	18	18
Charter Communications Operating, LLC 6.384% 10/23/2035	30	30
Charter Communications Operating, LLC 5.85% 12/1/2035	27	26
Charter Communications Operating, LLC 4.80% 3/1/2050	4	3
Charter Communications Operating, LLC 3.90% 6/1/2052	23	15
Charter Communications Operating, LLC 5.25% 4/1/2053	306	239
Charter Communications Operating, LLC 6.70% 12/1/2055	5	5
Discovery Global Holdings, Inc. 4.054% 3/15/2029	20	20
Discovery Global Holdings, Inc. 5.05% 3/15/2042	34	25
DISH Network Corp. 11.75% 11/15/2027 (a)	80	82
EchoStar Corp. 10.75% 11/30/2029	80	87
Gray Media, Inc. 5.375% 11/15/2031 (a)	10	7
Gray Media, Inc. 9.625% 7/15/2032 (a)	15	15
Gray Media, Inc. 7.25% 8/15/2033 (a)	54	54
Meta Platforms, Inc. 4.55% 5/15/2031	50	50
Meta Platforms, Inc. 4.60% 11/15/2032	30	30
Meta Platforms, Inc. 4.875% 11/15/2035	52	51
Meta Platforms, Inc. 5.25% 5/15/2036	26	26
Meta Platforms, Inc. 5.50% 11/15/2045	18	17
Meta Platforms, Inc. 5.625% 11/15/2055	39	36
Meta Platforms, Inc. 5.75% 11/15/2065	18	16
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	40	40
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	40	40
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	10	10
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	10	11
Orange 5.00% 1/13/2036 (a)	400	393
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	65	59
Snap, Inc. 6.875% 3/1/2033 (a)	30	30
Univision Communications, Inc. 9.375% 8/1/2032 (a)	80	82
Verizon Communications, Inc. 2.355% 3/15/2032	5	4
Verizon Communications, Inc. 4.75% 1/15/2033	45	45
		2,261
Health care 3.45%
Abbott Laboratories 4.00% 3/15/2031	50	49
AbbVie, Inc. 5.05% 3/15/2034	135	137
AbbVie, Inc. 4.75% 3/15/2036	7	7
AbbVie, Inc. 5.55% 3/15/2056	6	6
Accendra Health, Inc. 4.50% 3/31/2029 (a)	65	51
Amgen, Inc. 5.15% 3/2/2028	40	40
Amgen, Inc. 4.20% 3/1/2033	250	241
Amgen, Inc. 5.25% 3/2/2033	135	138
Amgen, Inc. 4.85% 2/19/2036	59	58
Ascension Health 4.923% 11/15/2035	6	6
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	55	55
Baxter International, Inc. 4.45% 2/15/2029	13	13
Baxter International, Inc. 5.65% 12/15/2035	35	35
Bristol-Myers Squibb Co. 5.20% 2/22/2034	65	67
Bristol-Myers Squibb Co. 5.50% 2/22/2044	201	200
American Funds Core Plus Bond Fund — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 2.625% 8/1/2031	USD60	$52
Cigna Group (The) 5.25% 1/15/2036	50	50
CVS Health Corp. 5.70% 6/1/2034	50	52
CVS Health Corp. 5.45% 9/15/2035	70	71
CVS Health Corp. 6.05% 6/1/2054	35	35
CVS Health Corp. 6.20% 9/15/2055	16	16
DaVita, Inc. 6.75% 7/15/2033 (a)	25	26
Elevance Health, Inc. 5.00% 1/15/2036	45	44
Encompass Health Corp. 5.875% 6/1/2034 (a)	20	20
Medline Borrower, LP 3.875% 4/1/2029 (a)	30	29
Medline Borrower, LP 5.25% 10/1/2029 (a)	15	15
Medline Borrower, LP 5.00% 6/15/2031 (a)	70	70
Medline Borrower, LP 5.25% 6/15/2033 (a)	35	35
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	12	11
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	25	25
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	23	21
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	48	48
Novartis Capital Corp. 4.60% 3/18/2033	19	19
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	70	70
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	8	8
Tenet Healthcare Corp. 6.75% 5/15/2031	40	41
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	75	57
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	8	8
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	4	4
UnitedHealth Group, Inc. 5.35% 2/15/2033	100	103
UnitedHealth Group, Inc. 5.30% 6/15/2035	60	61
UnitedHealth Group, Inc. 5.95% 6/15/2055	45	46
		2,140
Consumer staples 2.67%
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	30	30
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	30	29
B&G Foods, Inc. 8.00% 9/15/2028 (a)	30	30
BAT Capital Corp. 5.834% 2/20/2031	100	104
BAT Capital Corp. 5.625% 8/15/2035	70	72
BAT Capital Corp. 5.65% 3/16/2052	250	237
BAT Capital Corp. 6.25% 8/15/2055	15	15
Clorox Co. 4.70% 5/15/2031	8	8
Constellation Brands, Inc. 4.85% 5/6/2031	50	50
Coty, Inc. 5.60% 1/15/2031 (a)	149	145
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	20	20
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	12	12
Mars, Inc. 4.80% 3/1/2030 (a)	75	76
Mars, Inc. 5.20% 3/1/2035 (a)	300	302
Mars, Inc. 5.70% 5/1/2055 (a)	30	30
McCormick & Co., Inc. 4.15% 2/15/2029	10	10
Philip Morris International, Inc. 5.125% 2/15/2030	60	61
Philip Morris International, Inc. 4.90% 11/1/2034	55	55
Philip Morris International, Inc. 4.875% 4/30/2035	251	248
Philip Morris International, Inc. 4.625% 10/29/2035	80	77
Post Holdings, Inc. 6.375% 3/1/2033 (a)	40	40
Post Holdings, Inc. 6.25% 10/15/2034 (a)	10	10
		1,661
American Funds Core Plus Bond Fund — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy 2.45%	Principal amount (000)	Value (000)
Antero Resources Corp. 5.40% 2/1/2036	USD15	$15
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	25	25
Borr IHC Ltd 8.75% 1/15/2032 (a)	200	202
Cheniere Energy Partners, LP 5.35% 11/30/2036 (a)	66	66
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	8	8
CNX Resources Corp. 7.25% 3/1/2032 (a)	30	31
CNX Resources Corp. 5.875% 3/1/2034 (a)	5	5
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	29	27
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	40	41
Enterprise Products Operating, LLC 4.60% 1/15/2031	11	11
Enterprise Products Operating, LLC 5.20% 1/15/2036	14	14
EOG Resources, Inc. 4.40% 1/15/2031	28	28
FORESEA Holding SA 7.50% 6/15/2030	3	3
Genesis Energy, LP 6.75% 3/15/2034	15	15
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	20	21
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)(e)	19	19
NFE Financing, LLC 12.00% 11/15/2029 (a)(f)	175	78
Noble Finance II, LLC 8.00% 4/15/2030 (a)	26	27
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	28	29
Occidental Petroleum Corp. 5.55% 10/1/2034	20	21
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	15	15
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	25	26
Petroleos de Venezuela SA 6.00% 11/15/2026	11	4
Petroleos de Venezuela SA 6.00% 10/28/2022 (f)	3	1
Petroleos de Venezuela SA 6.00% 5/16/2024 (f)	11	4
Petroleos Mexicanos 8.75% 6/2/2029	120	129
Petroleos Mexicanos 6.84% 1/23/2030	95	98
Pluspetrol SA 8.125% 5/18/2031	2	2
Schlumberger Investment SA 4.80% 5/7/2033	100	100
Schlumberger Investment SA 5.15% 5/7/2036	85	85
SM Energy Co. 8.75% 7/1/2031 (a)	50	52
Sunoco, LP 7.00% 5/1/2029 (a)	15	16
Sunoco, LP 5.625% 3/15/2031 (a)	30	30
Sunoco, LP 5.875% 3/15/2034 (a)	30	30
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	21	21
Transocean International, Ltd. 8.25% 5/15/2029 (a)	5	5
Transocean International, Ltd. 8.75% 2/15/2030 (a)	7	7
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	10	10
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	65	68
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	16	17
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	10	10
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	50	55
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	10	11
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	6	6
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	30	31
YPF SA 8.25% 1/17/2034	3	3
		1,522
Utilities 2.41%
CenterPoint Energy Houston Electric, LLC 5.15% 3/1/2034	25	25
Duke Energy Florida, LLC 4.20% 12/1/2030	50	49
Edison International 5.45% 6/15/2029	74	75
Florida Power & Light Co. 5.60% 2/15/2066	100	96
NiSource, Inc. 5.30% 5/18/2036	25	25
American Funds Core Plus Bond Fund — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 4.85% 5/15/2036	USD50	$49
Pacific Gas and Electric Co. 6.40% 6/15/2033	91	97
Pacific Gas and Electric Co. 4.95% 7/1/2050	40	34
PacifiCorp 5.10% 4/15/2031	100	101
PacifiCorp 5.45% 4/15/2033	125	127
PacifiCorp 5.80% 4/15/2036	392	404
Pampa Energia SA 7.75% 11/14/2037 (a)	35	35
PG&E Corp. 5.00% 7/1/2028	15	15
PG&E Corp. 5.25% 7/1/2030	25	25
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	50	50
Public Service Electric and Gas Co. 4.20% 1/1/2031	50	49
Public Service Electric and Gas Co. 5.625% 1/1/2056	20	20
Southern California Edison Co. 5.95% 11/1/2032	25	26
Southern California Edison Co. 4.80% 3/15/2033	25	25
Southern California Edison Co. 5.20% 6/1/2034	83	82
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)	10	10
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)	15	15
Union Electric Co. 4.80% 3/15/2036	50	49
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	15	15
		1,498
Information technology 2.37%
Amphenol Corp. 3.90% 11/15/2028	100	99
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	10	10
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	27	27
Broadcom, Inc. 5.20% 7/15/2035	102	103
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	25	25
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	20	20
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	25	26
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	46	47
Intel Corp. 5.00% 8/15/2033	19	19
Intel Corp. 5.30% 5/15/2036	16	16
Intel Corp. 5.60% 2/21/2054	40	38
Oracle Corp. 4.95% 2/4/2031	43	42
Oracle Corp. 5.25% 2/3/2032	50	50
Oracle Corp. 5.35% 5/4/2033	64	63
Oracle Corp. 5.50% 8/3/2035	93	90
Oracle Corp. 5.20% 9/26/2035	16	15
Oracle Corp. 5.70% 2/4/2036	297	292
Oracle Corp. 6.55% 2/4/2046	23	22
Oracle Corp. 6.00% 8/3/2055	40	35
Oracle Corp. 5.95% 9/26/2055	20	17
Oracle Corp. 6.70% 2/4/2056	29	28
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	136	136
Roper Technologies, Inc. 5.10% 9/15/2035	45	44
Synopsys, Inc. 5.15% 4/1/2035	55	55
Synopsys, Inc. 5.70% 4/1/2055	50	49
UKG, Inc. 6.875% 2/1/2031 (a)	27	26
Unisys Corp. 10.625% 1/15/2031 (a)	55	54
WULF Compute, LLC 7.75% 10/15/2030 (a)	20	21
		1,469
American Funds Core Plus Bond Fund — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials 2.12%	Principal amount (000)	Value (000)
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	USD10	$10
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	19	19
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	5	5
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	10	10
Boeing Co. (The) 5.15% 5/1/2030	30	30
Boeing Co. (The) 3.625% 2/1/2031	200	191
Boeing Co. (The) 6.528% 5/1/2034	30	33
Boeing Co. (The) 6.858% 5/1/2054	15	17
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	10	10
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	25	25
Eaton Corp. 4.80% 3/6/2036	482	474
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	85	89
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	55	57
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	20	21
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	20	21
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	46	45
Icahn Enterprises, LP 5.25% 5/15/2027	55	54
Regal Rexnord Corp. 6.40% 4/15/2033	20	21
Reworld Holding Corp. 4.875% 12/1/2029 (a)	20	19
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	25	25
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	50	50
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	5	5
TransDigm, Inc. 6.625% 3/1/2032 (a)	30	31
TransDigm, Inc. 6.75% 1/31/2034 (a)	30	31
TransDigm, Inc. 6.125% 7/31/2034 (a)	8	8
Waste Connections, Inc. 4.80% 7/15/2036	15	15
		1,316
Real estate 1.22%
Boston Properties, LP 5.75% 1/15/2035	50	51
Highwoods Realty, LP 5.35% 1/15/2033	21	21
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	25	24
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	25	24
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	15	15
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	25	24
Hudson Pacific Properties, LP 3.25% 1/15/2030	125	110
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	30	30
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	15	15
Kennedy-Wilson, Inc. 5.00% 3/1/2031	50	50
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	34	35
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	34	35
MPT Operating Partnership, LP 5.00% 10/15/2027	45	44
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	55	57
Piedmont Operating Partnership, LP 5.625% 1/15/2033	105	104
Service Properties Trust 0% 9/30/2027 (a)	32	30
Service Properties Trust 3.95% 1/15/2028	30	29
Service Properties Trust 4.375% 2/15/2030	67	60
		758
Materials 0.75%
Ball Corp. 5.50% 9/15/2033	30	30
Celanese US Holdings, LLC 7.35% 11/15/2028	35	37
Celanese US Holdings, LLC 7.00% 2/15/2031	5	5
Celanese US Holdings, LLC 7.45% 11/15/2033	35	38
American Funds Core Plus Bond Fund — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 7.375% 2/15/2034	USD15	$16
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	35	36
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	35	36
Dow Chemical Co. (The) 5.65% 3/15/2036	67	67
Dow Chemical Co. (The) 4.375% 11/15/2042	26	21
Dow Chemical Co. (The) 5.55% 11/30/2048	7	6
Dow Chemical Co. (The) 4.80% 5/15/2049	44	35
Dow Chemical Co. (The) 3.60% 11/15/2050	29	19
Dow Chemical Co. (The) 5.60% 2/15/2054	6	6
Dow Chemical Co. (The) 5.95% 3/15/2055	18	17
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	2	2
LYB International Finance III, LLC 6.15% 5/15/2035	25	26
LYB International Finance III, LLC 5.875% 1/15/2036	12	12
LYB International Finance III, LLC 3.375% 10/1/2040	3	2
Magnera Corp. 7.25% 11/15/2031 (a)	30	29
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	15	15
Westlake Corp. 6.375% 11/15/2055	11	11
		468
Total corporate bonds and notes		22,757
Mortgage-backed obligations 22.47% Federal agency mortgage-backed obligations 12.65%
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (g)	269	225
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (g)	21	17
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (g)	446	374
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (g)	69	55
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (g)	192	168
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (g)	18	19
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	899	919
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	17	18
Fannie Mae Pool #190445 6.50% 3/1/2055 (g)	41	42
Fannie Mae Pool #MA5672 5.00% 4/1/2055 (g)	1,428	1,407
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (g)	7	7
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (g)	96	95
Freddie Mac Pool #QB9135 2.00% 3/1/2051 (g)	78	63
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (g)	597	478
Freddie Mac Pool #QH9251 6.00% 2/1/2054 (g)	54	55
Freddie Mac Pool #QY0452 5.50% 4/1/2055 (g)	62	62
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	263	268
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (g)	487	498
Freddie Mac Pool #RJ5455 6.00% 9/1/2055 (g)	45	46
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (g)	63	60
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (g)	19	19
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (g)	42	43
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (g)	35	34
Uniform Mortgage-Backed Security 3.50% 6/1/2041 (g)(h)	42	40
Uniform Mortgage-Backed Security 4.00% 6/1/2041 (g)(h)	6	6
Uniform Mortgage-Backed Security 4.00% 7/1/2041 (g)(h)	34	33
Uniform Mortgage-Backed Security 2.00% 6/1/2056 (g)(h)	60	48
Uniform Mortgage-Backed Security 2.50% 6/1/2056 (g)(h)	115	96
Uniform Mortgage-Backed Security 3.00% 6/1/2056 (g)(h)	262	229
Uniform Mortgage-Backed Security 3.50% 6/1/2056 (g)(h)	127	115
American Funds Core Plus Bond Fund — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (g)(h)	USD61	$57
Uniform Mortgage-Backed Security 5.00% 6/1/2056 (g)(h)	186	183
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (g)(h)	158	159
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (g)(h)	500	418
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (g)(h)	27	26
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (g)(h)	1,472	1,476
		7,858
Commercial mortgage-backed securities 5.39%
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (a)(g)	100	97
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class B, 5.535% 2/15/2059 (g)	25	25
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class C, 6.037% 2/15/2059 (g)(i)	75	75
Bank5, Series 2025-5YR17, Class C, 5.894% 11/15/2058 (g)(i)	300	298
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (g)(i)	48	49
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (g)(i)	14	14
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (g)	124	125
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (g)	42	42
Benchmark Mortgage Trust, Series 2026-V22, Class C, 5.882% 5/15/2059 (g)	75	75
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.217% 3/15/2041 (a)(g)(i)	190	190
BMO Mortgage Trust, Series 2025-C13, Class B, 6.038% 10/15/2058 (g)(i)	300	305
BMO Mortgage Trust, Series 2025-C13, Class C, 6.134% 10/15/2058 (g)(i)	300	288
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.777% 12/15/2042 (a)(g)(i)	100	100
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.327% 3/15/2045 (a)(g)(i)	21	21
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.777% 3/15/2045 (a)(g)(i)	20	20
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.177% 3/15/2045 (a)(g)(i)	103	103
BX Trust, Series 2025-ARIA, Class A, 5.199% 12/13/2042 (a)(g)(i)	100	100
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.327% 12/15/2044 (a)(g)(i)	344	345
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.727% 12/15/2044 (a)(g)(i)	15	15
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.35%) 5.977% 12/15/2044 (a)(g)(i)	100	100
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.627% 12/15/2044 (a)(g)(i)	14	14
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.504% 5/15/2043 (a)(g)(i)	100	100
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.227% 10/15/2042 (a)(g)(i)	96	97
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.227% 10/15/2042 (a)(g)(i)	193	194
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (g)(i)	223	223
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (g)(i)	11	11
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(g)(i)	100	100
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (a)(g)(i)	120	120
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class C, 6.014% 7/15/2058 (g)(i)	50	50
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (g)(i)	50	51
		3,347
Collateralized mortgage-backed obligations (privately originated) 4.43%
COLT Funding, LLC, Series 2024-4, Class B2, 7.793% 7/25/2069 (a)(g)(i)	100	101
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (a)(b)(g)	73	74
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.127% 10/25/2039 (a)(g)(i)	67	68
American Funds Core Plus Bond Fund — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 6.977% 1/25/2040 (a)(g)(i)	USD100	$101
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.562% 2/25/2046 (a)(g)(i)	56	56
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.012% 8/25/2033 (a)(g)(i)	270	299
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.562% 6/25/2042 (a)(g)(i)	37	37
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.862% 5/25/2044 (a)(g)(i)	96	97
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.612% 2/25/2046 (a)(g)(i)	10	10
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.327% 3/25/2050 (a)(g)(i)	50	60
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.127% 9/25/2050 (a)(g)(i)	150	193
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.152% 10/25/2050 (a)(g)(i)	110	151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.262% 12/25/2050 (a)(g)(i)	265	307
JP Morgan Mortgage Trust, Series 2025-DSC1, Class A1, 5.577% 9/25/2065 (a)(g)(i)	87	87
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (a)(g)(i)	57	57
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (a)(b)(g)	51	51
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(g)(i)	142	142
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(g)	50	48
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(g)(i)	100	97
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (a)(g)(i)	100	95
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (a)(g)	99	99
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(g)(i)	100	101
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(g)	55	56
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(b)(g)	70	71
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(g)(i)	62	62
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (a)(g)(i)	73	74
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(g)	75	76
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (a)(b)(g)	82	82
		2,752
Total mortgage-backed obligations		13,957
U.S. Treasury bonds & notes 17.29% U.S. Treasury 17.29%
U.S. Treasury 3.625% 8/31/2027	1,000	996
U.S. Treasury 3.75% 4/30/2028 (j)	51	51
U.S. Treasury 3.50% 11/15/2028	250	247
U.S. Treasury 3.50% 1/15/2029	250	247
U.S. Treasury 4.25% 2/28/2029	1,500	1,508
U.S. Treasury 3.875% 5/15/2029	20	20
U.S. Treasury 3.625% 8/31/2030 (k)	2,000	1,962
U.S. Treasury 3.625% 10/31/2030	804	787
U.S. Treasury 3.875% 9/30/2032	296	290
U.S. Treasury 3.75% 2/28/2033	118	114
U.S. Treasury 4.25% 3/31/2033	623	622
U.S. Treasury 4.125% 4/30/2033	500	495
U.S. Treasury 4.25% 8/15/2035	750	741
American Funds Core Plus Bond Fund — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 2/15/2036	USD500	$488
U.S. Treasury 4.875% 8/15/2045	1,110	1,097
U.S. Treasury 4.75% 8/15/2055	1,085	1,045
U.S. Treasury 4.75% 2/15/2056	27	26
		10,736
Asset-backed obligations 11.76% Other asset-backed securities 5.27%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(g)	39	39
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(g)	100	99
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (a)(g)	100	101
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(g)	181	180
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(g)	200	200
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (a)(g)	100	100
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(g)	88	74
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(g)	100	100
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(g)	43	40
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(g)	39	37
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(g)	80	80
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (a)(g)	100	99
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(g)	67	68
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(g)	97	97
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (a)(g)	100	100
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(g)	100	100
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (a)(g)	100	100
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (a)(g)	250	250
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (a)(g)	100	100
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(g)	200	200
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(g)	25	24
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(g)	94	95
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(g)	100	100
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(g)	71	71
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(g)	21	21
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(g)	34	33
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(g)	44	42
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(g)	48	46
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(g)	58	54
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(g)	59	56
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(g)	100	97
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (a)(g)	81	81
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(g)	100	100
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(g)	224	223
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(g)	63	63
		3,270
Auto loan 4.88%
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (a)(g)	18	18
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (a)(g)	27	27
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (a)(g)	22	22
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (a)(g)	10	10
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (a)(g)	76	76
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class C, 4.96% 8/20/2030 (a)(g)	100	98
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (g)	23	23
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (g)	10	10
American Funds Core Plus Bond Fund — Page 12 of 22

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(g)	USD100	$100
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(g)	100	100
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(g)	50	50
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(g)	50	50
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (a)(g)	100	100
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (a)(g)	50	50
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (g)	97	96
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (g)	44	44
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (g)	23	23
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (g)	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (g)	50	50
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (g)	97	97
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (g)	44	44
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (g)	75	75
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (g)	10	10
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(g)	16	16
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(g)	56	56
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (a)(g)	55	55
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (a)(g)	22	22
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(g)	123	122
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(g)	100	98
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (a)(g)	100	101
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(g)	100	99
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(g)	100	99
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(g)	166	166
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(g)	130	129
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(g)	150	145
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(g)	91	91
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(g)	20	20
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (a)(g)	24	24
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (g)	64	64
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (g)	18	18
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(g)	10	10
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (a)(g)	50	50
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(g)	107	107
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(g)	74	74
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (a)(g)	45	45
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(g)	100	100
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (a)(g)	45	45
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(g)	28	28
Westlake Automobile Receivables Trust, Series 2026-2A, Class B, 4.53% 3/15/2032 (a)(g)	26	26
		3,034
Credit card 0.82%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(g)	100	99
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(g)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(g)	209	209
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (a)(g)	100	100
		508
American Funds Core Plus Bond Fund — Page 13 of 22

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Student loan 0.47%	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(g)	USD220	$195
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(g)	100	98
		293
Collateralized loan obligations 0.32%
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 0.98%) 4.655% 4/19/2034 (a)(g)(i)	100	100
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.03%) 4.705% 4/20/2034 (a)(g)(i)	100	100
		200
Total asset-backed obligations		7,305
Bonds & notes of governments & government agencies outside the U.S. 2.20% Brazil 0.73%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,481	454
Mexico 0.50%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD250	252
United Mexican States 5.55% 1/21/2045	65	59
		311
Colombia 0.32%
Colombia (Republic of) 5.375% 1/21/2029	200	199
Egypt 0.19%
Egypt (Arab Republic of) 6.875% 4/30/2040 (a)	125	117
Hungary 0.09%
Hungary (Republic of) 7.625% 3/29/2041	50	59
Turkey 0.09%
Turkey (Republic of) 6.875% 3/17/2036	55	54
Panama 0.09%
Panama (Republic of) 6.70% 1/26/2036	50	54
Argentina 0.09%
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	70	54
Romania 0.08%
Romania (Republic of) 6.375% 1/30/2034 (a)	50	51
Venezuela, Bolivarian Republic of 0.02%
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (f)	14	7
American Funds Core Plus Bond Fund — Page 14 of 22

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Venezuela, Bolivarian Republic of (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027	USD6	$3
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	3	1
		11
Total bonds & notes of governments & government agencies outside the U.S.		1,364
Loans 0.54% Communication services 0.13%
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.764% 12/1/2028 (i)(l)	85	85
Information technology 0.10%
Coreweave Financing DDTL V, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.10% 11/15/2031 (i)(l)	5	6
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (i)(l)	15	14
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.674% 9/15/2033 (i)(l)	15	13
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.61448%) 8.193% 5/30/2030 (i)(l)	28	28
		61
Health care 0.08%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.37% 4/23/2031 (i)(l)	20	20
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.47% 3/29/2029 (i)(l)	30	28
		48
Industrials 0.06%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (i)(l)	42	37
Asset backed obligations 0.06%
Amergin Asset Management, LLC, Term Loan A, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (a)(i)(l)	36	36
Consumer staples 0.04%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.87% 2/11/2033 (i)(l)	25	25
Materials 0.03%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (i)(l)	20	20
Financials 0.02%
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (i)(l)	15	15
Consumer discretionary 0.01%
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (i)(l)	5	5
Energy 0.01%
NFE Brazil Holdings, Ltd., Term Loan, 10.00% PIK 9/15/2026 (c)(d)(l)	5	5
Total loans		337
Total bonds, notes & other debt instruments (cost: $56,901,000)		56,456
American Funds Core Plus Bond Fund — Page 15 of 22

unaudited
Convertible bonds & notes 0.04% Information technology 0.04%	Principal amount (000)	Value (000)
Strategy, Inc., convertible notes, 0% 12/1/2029	USD25	$23
Total convertible bonds & notes (cost: $23,000)		23
Convertible stocks 0.03% Information technology 0.03%	Shares
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	300	19
Total convertible stocks (cost: $15,000)		19
Common stocks 0.08% Utilities 0.05%
Talen Energy Corp. (m)	85	33
Real estate 0.03%
Service Properties Trust REIT (j)	11,251	20
Total common stocks (cost: $48,000)		53
Short-term securities 13.54% Money market investments 13.54%
Capital Group Central Cash Fund 3.67% (n)(o)	84,067	8,406
Total short-term securities (cost: $8,406,000)		8,406
Total investment securities 104.60% (cost: $65,393,000)		64,957
Other assets less liabilities (4.60)%		(2,855)
Net assets 100.00%		$62,102
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	124	10/5/2026	USD25,614	$32
3 Year Australian Treasury Bond Futures	Long	8	6/16/2026	599	2
5 Year U.S. Treasury Note Futures	Long	36	10/5/2026	3,860	17
10 Year U.S. Treasury Note Futures	Long	21	9/30/2026	2,306	10
10 Year Ultra U.S. Treasury Note Futures	Short	87	9/30/2026	(9,751)	(99)
20 Year U.S. Treasury Bond Futures	Long	42	9/30/2026	4,713	71
30 Year Ultra U.S. Treasury Bond Futures	Long	31	9/30/2026	3,547	75
					$108
American Funds Core Plus Bond Fund — Page 16 of 22

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	479	BRL	2,364	Citibank	6/15/2026	$12
USD	125	EUR	106	Citibank	6/16/2026	1
						$13
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.5935%	Annual	4/28/2029	USD1,085	$8	$—	$8
SOFR	Annual	3.717%	Annual	4/20/2033	208	3	—	3
SOFR	Annual	3.711%	Annual	4/20/2033	92	1	—	1
						$12	$—	$12
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 5/31/2026 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD 2,104	$175	$93	$82
CDX.EM.45	1.00%	Quarterly	6/20/2031	1,500	(33)	(63)	30
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	3,489	79	61	18
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	641	5	(1)	6
					$226	$90	$136
Investments in affiliates (o)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 13.54%
Money market investments 13.54%
Capital Group Central Cash Fund 3.67% (n)	$—	$64,042	$55,640	$4	$— (r)	$8,406	$294
American Funds Core Plus Bond Fund — Page 17 of 22

unaudited
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026	$15	$15	0.02%
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	10	10	0.02
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)	2/17/2026	19	19	0.03
Total		$44	$44	0.07%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,482,000, which represented 29.76% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Value determined using significant unobservable inputs.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)	Represents securities transacted on a TBA basis.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	All or a portion of this security was on loan.
(k)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $879,000, which represented 1.42% of the net assets of the fund.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Non-income producing.
(n)	Rate represents the seven-day yield at 5/31/2026.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Core Plus Bond Fund — Page 18 of 22

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Core Plus Bond Fund — Page 19 of 22

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of May 31, 2026, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $17,125,000. The average month-end notional amount of futures contracts while held was $48,073,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $615,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,974,000 and $8,539,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):

American Funds Core Plus Bond Fund — Page 20 of 22

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$22,738	$19	$22,757
Mortgage-backed obligations	—	13,957	—	13,957
U.S. Treasury bonds & notes	—	10,736	—	10,736
Asset-backed obligations	—	7,305	—	7,305
Bonds & notes of governments & government agencies outside the U.S.	—	1,364	—	1,364
Loans	—	332	5	337
Convertible bonds & notes	—	23	—	23
Convertible stocks	19	—	—	19
Common stocks	53	—	—	53
Short-term securities	8,406	—	—	8,406
Total	$8,478	$56,455	$24	$64,957

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$207	$—	$—	$207
Unrealized appreciation on open forward currency contracts	—	13	—	13
Unrealized appreciation on centrally cleared interest rate swaps	—	12	—	12
Unrealized appreciation on centrally cleared credit default swaps	—	136	—	136
Liabilities:
Unrealized depreciation on futures contracts	(99)	—	—	(99)
Total	$108	$161	$—	$269
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
BRL = Brazilian reais
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
PIK = Payment In Kind

REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Core Plus Bond Fund — Page 21 of 22

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-410-0726
American Funds Core Plus Bond Fund — Page 22 of 22